Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Transactions with Key Management Personnel

The Company has identified its Board of Directors, Executive Chairman, Chief Executive Officer (“CEO”), and Chief Financial Officer (“CFO”) as its key management personnel who have the authority and responsibility for planning, directing and controlling the Company’s main activities.

For the years ended December 31,	2025	2024
Key Management Remuneration	$679,005	$365,994
Former Management Fees	—	129,705
Stock-based compensation	—	—
	$679,005	$495,699